Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Computer equipment and servers	3 – 5 years
Office furniture and equipment	3 – 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets

Schedule of Finite Lived Intangible Assets Estimated Economic Lives	All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:

Computer software and systems	1 – 3 years

Intangible assets consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Computer software and systems	319	1,874	273
Less: Accumulated amortization	(36)	(343)	(50)
Total intangible assets, net	283	1,531	223